Accounts Receivable	12 Months Ended
Sep. 30, 2022
Accounts Receivable
Accounts Receivable
4.	Accounts Receivable

Accounts receivable represents amounts due from insurance companies and patients:

	As at	As at
	September 30, 2022	September 30, 2021
Gross receivable	$27,122	$15,413
Reserve for expected credit losses	(10,739)	(3,475)
	$16,383	$11,938

Below is the movement in the reserve for expected credit losses:

	Year ended	Year ended
	September 30,	September 30,
Reserve for expected credit losses	2022	2021
Opening Balance	$3,475	$5,036
Bad debt expense	12,225	7,957
Amounts written off	(4,961)	(9,518)
Ending Balance	$10,739	$3,475